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                                                PROSPECTUS SUPPLEMENT

                                                July 29, 2005


[sidebar]
Supplement dated
July 29, 2005 to the
Prospectus dated
April 29, 2005 of:

EQUITY GROWTH PORTFOLIO
FOCUS EQUITY PORTFOLIO
SMALL COMPANY GROWTH PORTFOLIO

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

EQUITY GROWTH PORTFOLIO
The Portfolio's assets are managed within the U.S. Growth Team. The members of the team who are currently responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, Managing Director of the Adviser, David S. Cohen, Managing Director of the Adviser, Sam G. Chainani, Executive Director of the Adviser and Alexander Norton, Vice President of the Adviser.

Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are coportfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

FOCUS EQUITY PORTFOLIO
The Portfolio's assets are managed within the U.S. Growth Team. The members of the team who are currently responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, Managing Director of the Adviser, David S. Cohen, Managing Director of the Adviser, Sam G. Chainani, Executive Director of the Adviser and Alexander Norton, Vice President of the Adviser.

Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio

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since June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are coportfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

SMALL COMPANY GROWTH PORTFOLIO
The Portfolio's assets are managed within the U.S. Growth Team. The members of the team who are currently responsible for the day-to-day management of the Portfolio are Dennis P. Lynch, Managing Director of the Adviser, David S. Cohen, Managing Director of the Adviser, Sam G. Chainani, Executive Director of the Adviser and Alexander Norton, Vice President of the Adviser.

Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since 1999. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since 2000. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are coportfolio managers. Members of the team collaborate to manage the assets of the Portfolio.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.